Segmental information (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure [Abstract]
Summary of Information by Reportable Segment
Revenue

	2024	2023	2022
Year ended 31 December	$m	$m	$m

Americas	1,141	1,105	1,005

EMEAA	748	677	552

Greater China	161	161	87

Central	262	221	199

Revenue from reportable segments	2,312	2,164	1,843

System Fund and reimbursable revenues	2,611	2,460	2,049

Total revenue	4,923	4,624	3,892

Profit

	2024	2023	2022
Year ended 31 December	$m	$m	$m

Americas	828	815	761

EMEAA	270	215	152

Greater China	98	96	23

Central	(72)	(107)	(108)

Operating profit from reportable segments	1,124	1,019	828

System Fund and reimbursable result	(83)	19	(105)

Operating exceptional items (note 6 )	–	28	(95)

Operating profit	1,041	1,066	628

Net financial expenses	(140)	(52)	(96)

Fair value (losses)/gains on contingent purchase consideration	(4)	(4)	8

Profit before tax	897	1,010	540

Tax	(269)	(260)	(164)

Profit for the year	628	750	376

Non-cash
items included within operating profit from
reportable
segments

	Americas	EMEAA	Greater China	Central	Group
Year ended 31 December 2024	$m	$m	$m	$m	$m

Depreciation and amortisation a	24	12	3	26	65

Contract assets deduction in revenue	24	18	1	–	43

Equity-settled share-based payments cost	10	5	3	19	37

Share of profit of associates and joint ventures	(4)	(6)	–	–	(10)

	Americas	EMEAA	Greater China	Central	Group
Year ended 31 December 2023	$m	$m	$m	$m	$m

Depreciation and amortisation a	24	12	4	27	67

Contract assets deduction in revenue	21	15	1	–	37

Equity-settled share-based payments cost	9	4	2	16	31

Share of profit of associates and joint ventures (excluding exceptional items)	(5)	(8)	–	–	(13)

	Americas	EMEAA	Greater China	Central	Group
Year ended 31 December 2022	$m	$m	$m	$m	$m

Depreciation and amortisation a	23	13	4	28	68

Contract assets deduction in revenue	18	13	1	–	32

Equity-settled share-based payments cost	8	4	2	14	28

Share of profit of associates (excluding exceptional items)	(1)	–	–	–	(1)

a.
Includes $16m (2023: $17m, 2022: $15m) relating to cost of sales in owned, leased and managed lease hotels and $49m (2023: $50m, 2022: $53m) relating to other assets. A further $80m (2023: $83m, 2022: $86m) was recorded within System Fund and reimbursable expenses.

Summary of Geographical Information
Geographical
information

	2024	2023	2022
Year ended 31 December	$m	$m	$m

Revenue

United Kingdom	291	263	243

United States	1,902	1,777	1,659

Rest of World	1,119	1,020	773

	3,312	3,060	2,675

System Fund revenues (note 31 )	1,611	1,564	1,217

	4,923	4,624	3,892
For the purposes of the above table, fee business, owned, leased and managed lease and reimbursable revenues are determined according to the location of the hotel and other revenue is attributed to the country of origin. In addition to the United Kingdom, revenue relating to an individual country is separately disclosed when it represents 10% or more of total revenue. System Fund revenues are not included in the geographical analysis as the Group does not monitor the Fund’s revenue by location of the hotel or, in the case of the loyalty programme, according to the location where members consume their rewards.

	2024	2023
31 December	$m	$m

Non-current assets

United Kingdom	104	100

United States	1,370	1,332

Rest of World	778	660

	2,252	2,092